SEGMENT REPORTING - Schedule of information on reportable segments (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
SEGMENT REPORTING
Total	$ 1,945.5	$ 1,472.5
Total Adjusted Operating Profit of Reportable Segments	321.1	214.2
Adjustments:
Share-based payments	(12.7)	(6.5)
Interest expense	(24.9)	(22.0)
Loss on debt extinguishment	50.5	0.0
Interest income	2.7	1.5
Income before tax	240.6	197.6
Operating segment
SEGMENT REPORTING
Total	97.2	76.3
Total Adjusted Operating Profit of Reportable Segments	391.0	259.5
Corporate
SEGMENT REPORTING
Total	5.4	1.4
Corporate expenses	(52.0)	(27.3)
Unallocated
SEGMENT REPORTING
Total	102.6	77.7
Adjustments:
Depreciation and amortization on PPA fair value step up	(9.2)	(10.5)
Restructuring expenses	(4.2)	(2.9)
Expenses related to transaction activities	0.1	(0.3)
Expenses related to certain legal proceedings	0.0	0.7
Share-based payments	(4.6)	(5.0)
Interest expense	(24.9)	(22.0)
Foreign currency exchange (losses)/gains, net & other finance costs	(7.8)	3.9
Loss on debt extinguishment	(50.5)	0.0
Interest income	2.7	1.5
Income before tax	240.6	197.6
Technical Apparel
SEGMENT REPORTING
Total	885.0	663.8
Technical Apparel | Operating segment
SEGMENT REPORTING
Total	49.8	35.7
Total Adjusted Operating Profit of Reportable Segments	233.3	158.6
Outdoor Performance
SEGMENT REPORTING
Total	713.6	502.4
Outdoor Performance | Operating segment
SEGMENT REPORTING
Total	36.9	30.9
Total Adjusted Operating Profit of Reportable Segments	145.3	78.5
Ball & Racquet Sports
SEGMENT REPORTING
Total	346.9	306.3
Ball & Racquet Sports | Operating segment
SEGMENT REPORTING
Total	10.5	9.7
Total Adjusted Operating Profit of Reportable Segments	$ 12.4	$ 22.4